Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 3,111,973	$ 1,436,771	$ 2,774,327	$ 1,913,710	$ 5,108,261
Adjustments:
Depreciation and amortization	140,070	73,333	194,818	127,426	127,330
Interest income	(14,102)	(13,882)	(30,698)	(40,775)	(44,763)
Changes in assets and liabilities:
Inventories	1,176,793	1,076,887	(971,743)	(9,199,366)	55,978
Accounts receivable	(3,245,459)	(4,192,166)	(1,675,283)	(30,180)	18,242
Other current assets	(14)	297,408	296,024	(209,523)	(4,053)
Prepayments	1,275,498	2,408,653	2,998,395	(2,939,113)	1,135,345
Accounts payable		(6,203)	(104,394)		9,246
Accrued expenses and other current liabilities	480,489	382,330	96,930	(240,815)	46,437
Current tax liabilities	8,184	53,144	295,428	(332,296)	52,754
Amount due to Director	122,750	90,468	530,729	399,190	148,252
Cash generated from operating activities	3,056,182	1,606,743	4,404,533	(10,551,742)	6,653,029
Financing activities
Interest received	14,102	13,882	30,698	40,775	44,763
Cash generated from financing activities	14,102	13,882	30,698	40,775	44,763
Increase in cash and cash equivalents	3,070,284	1,620,625	4,435,231	(10,510,967)	6,697,792
Cash and cash equivalents, beginning of the period	12,568,560	8,994,340	8,994,340	20,314,035	12,321,160
Effect of movements in exchange rate on cash held	320,071	(209,810)	(861,011)	(808,728)	1,295,083
Cash and cash equivalents, end of the period	15,958,915	10,405,155	12,568,560	8,994,340	20,314,035
Supplemental disclosure of cash flows information
Cash paid during the year for interest
Cash paid during the period for income taxes	$ 733,719	$ 409,514	$ 1,942,267	$ 1,759,791	$ 2,460,187